UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $)	Total	Ordinary shares [Member]	Treasury stock [Member]	Additional paid in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2012	$ 340,877,413	$ 17,288	$ (494,928)	$ 144,755,902	$ 38,276,015	$ 19,551,006	$ 138,772,130
Balance, shares at Dec. 31, 2012		172,877,433
Net (loss) income	(212,810,736)				(62,929,173)		(149,881,562)
Other comprehensive income	4,532,901					2,926,059	1,606,842
Share-based compensation	1,288,794			1,288,794
Exercise of options	134,553	55	95,820	38,678
Exercise of options, shares		547,920
Balance at Sep. 30, 2013	134,022,926	17,343	(399,108)	146,083,374	(24,653,158)	22,477,065	(9,502,590)
Balance, shares at Sep. 30, 2013		173,425,353
Balance at Dec. 31, 2013	137,326,561	17,343	(398,672)	146,676,163	(32,667,469)	23,699,196
Balance, shares at Dec. 31, 2013		173,427,853
Net (loss) income	13,043,181				13,043,181
Other comprehensive income	(1,512,828)					(1,512,828)
Share-based compensation	1,642,618			1,642,618
Follow-on equity offering	54,633,036	5,000		54,633,036
Follow-on equity offering, shares		50,000,000
Exercise of options	37,080	15		37,065
Exercise of options, shares		150,000
Balance at Sep. 30, 2014	$ 205,169,648	$ 22,358	$ (398,672)	$ 202,983,882	$ (19,624,288)	$ 22,186,368
Balance, shares at Sep. 30, 2014		223,577,853